Shareholder Report, Average Annual Return (Details) 192555_LifeX 2060 Longevity Income ETF_TF_TSR Annual {TF}	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX 2060 Longevity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifeX 2060 Longevity Income ETF NAV
Average Annual Return, Percent	5.42%	0.72%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.32%	3.81%